Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Successor [Member]
Commitments and Contingencies Disclosure [Abstract]
Maximum exposure, undiscounted		$ 2,200,000	$ 1,600,000		$ 2,100,000
Accrued in period		0	0		$ 0
Product warranty liability		500,000	600,000
Rent expense, net		$ 61,600,000	$ 50,000,000
Predecessor [Member]
Commitments and Contingencies Disclosure [Abstract]
Rent expense, net	$ 4,600,000			$ 43,600,000